Accrued Liabilities And Other Current Liabilities - Summary of Accrued Liabilities and Other Current Liabilities (Detail) ¥ in Thousands, $ in Thousands	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)
Payables and Accruals [Abstract]
Accrued payroll and welfare	¥ 70,989	$ 10,293	¥ 74,970
Guaranteed return to eligible employees	38,972	5,650	0
Interests payable	0	0	830
Accrued reimbursement expenses	23,197	3,363	27,918
Professional service fees	10,042	1,456	3,314
Other taxes and surcharge	11,025	1,598	7,692
Others	19,607	2,843	13,168
Accrued liabilities and other liabilities	¥ 173,832	$ 25,203	¥ 127,892